Other Comprehensive Income	3 Months Ended
Mar. 31, 2013
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Comprehensive Income (Loss)
Other Comprehensive Income
The change in the component of accumulated other comprehensive income, net of taxes ("AOCI"), is summarized as follows:

(in millions)	Foreign currency translation adjustments	AOCI
Balance at January 1, 2012	$194	194
Other comprehensive income attributable to QVC, Inc. shareholder	23	23
Balance at March 31, 2012	217	217

Balance at January 1, 2013	$186	186
Other comprehensive income attributable to QVC, Inc. shareholder	(78)	(78)
Balance at March 31, 2013	108	108

The component of other comprehensive income is reflected in QVC's condensed consolidated statements of comprehensive income, net of taxes. The following table summarizes the tax effects related to the component of other comprehensive income:

(in millions)	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Three months ended March 31, 2013:
Foreign currency translation adjustments	$(116)	25	(91)
Other comprehensive income (loss)	(116)	25	(91)

Three months ended March 31, 2012:
Foreign currency translation adjustments	$17	(4)	13
Other comprehensive income (loss)	17	(4)	13